CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Revenue	$ 26,544	$ 11,236	$ 0
Operating expenses:
Research and development	25,312	29,191	24,663
General and administrative	29,393	14,302	12,208
Restructuring charge	5,528	0	0
Intangibles impairment charge	31,700	0	0
Change in fair value of contingent consideration	(56,840)	(11,180)	71,620
Total operating expenses	35,093	32,313	108,491
Loss from Operations	(8,549)	(21,077)	(108,491)
Other (expense) income, net	(60)	125	991
Loss Before Taxes	(8,609)	(20,952)	(107,500)
Benefit (provision) from income taxes	8,273	(1,445)	0
Net Loss After Taxes	(336)	(22,397)	(107,500)
Deemed dividend on adjustment of exercise price of certain warrants	0	(147)	0
Net loss attributable to common stockholders - basic	(336)	(22,544)	(107,500)
Net loss attributable to common stockholders - diluted	$ (336)	$ (22,544)	$ (107,500)
Net loss per common share - basic (in dollars per share)	$ 0	$ (0.19)	$ (1.18)
Net loss per common share - diluted (in dollars per share)			$ (1.18)
Weighted-average common shares outstanding - basic (in shares)	182,323,000	118,221,000	90,929,000
Weighted-average common shares outstanding for diluted (in shares)	182,323	118,221	90,929
License and related revenue
Total Revenue	$ 26,544	$ 11,236	$ 0